Commitment and Contingencies - Narrative (Details) $ in Thousands		1 Months Ended				9 Months Ended	12 Months Ended
	Dec. 18, 2023 USD ($) ft² option	Feb. 28, 2022 USD ($)	Sep. 30, 2020 USD ($) ft²	Sep. 30, 2019 USD ($) ft²	Aug. 31, 2019 USD ($) ft² option	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Finance lease right-of-use assets						$ 84	$ 98	$ 87
Total finance lease liabilities						93	107	90
Operating lease right-of-use assets						3,193	3,681	4,344
Total operating lease liabilities						13,026	14,861	4,599
Asset acquisition, contingent consideration arrangements, range of outcomes, value, low							1,300
Asset acquisition, contingent consideration arrangements, range of outcomes, value, high							19,500
Contingent consideration liability						1,200	$ 1,300
Effective term, scenario one							6 months
Effective term, scenario two							30 days
Accrued severance, bonus, and retention						$ 0	$ 2,476	$ 0
New York Headquarters Lease
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²				6,000
Letters of credit outstanding, amount				$ 400
Operating lease, monthly payments				$ 40
Operating lease right-of-use assets		$ 1,000
Total operating lease liabilities		1,000
Houston Lease
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²			42,342		26,905
Operating lease, monthly payments					$ 30
Number of options to extend | option					2
Security deposit					$ 40
Prepaid rent					$ 40
Renewal term					5 years
Blaine Lease in Seattle
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²	33,300
Number of options to extend | option	2
Eastlake Lease in Seattle
Lessee, Lease, Description [Line Items]
Area of real estate property | ft²	6,272
Lessor, operating lease, payment to be received	$ 1,600
License | Accipiter | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Lessee, Lease, Description [Line Items]
Contract with customer, liability							200
Collaborative arrangement, rights and obligations, seed financing, minimum							5,000
Collaborative arrangement, rights and obligations, maximum aggregate milestone payments, per product							13,400
Technology Equipment
Lessee, Lease, Description [Line Items]
Finance lease right-of-use assets							100
Total finance lease liabilities							$ 100
Minimum | New York Headquarters Lease
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments		30
Minimum | Houston Lease
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments			$ 50
Minimum | Technology Equipment
Lessee, Lease, Description [Line Items]
Lessee, finance lease, term of contract							36 months
Maximum | New York Headquarters Lease
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments		$ 40
Maximum | Houston Lease
Lessee, Lease, Description [Line Items]
Operating lease, monthly payments			$ 60
Maximum | Technology Equipment
Lessee, Lease, Description [Line Items]
Lessee, finance lease, term of contract							63 months